FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended										3 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Warrants	Mar. 31, 2013 Warrants	Mar. 31, 2014 Metal item	Dec. 31, 2013 Metal item	Mar. 31, 2014 Heating oil item	Dec. 31, 2013 Heating oil item	Mar. 31, 2014 Foreign exchange zero cost collars Designated as hedges	Mar. 31, 2014 Foreign exchange zero cost collars Designated as hedges 2014 expenditures	Mar. 31, 2014 Call options Sell item	Mar. 31, 2013 Call options Sell item	Dec. 31, 2013 Expected 2013 diesel fuel exposure Designated as hedges Heating oil gal	Mar. 31, 2014 Equity derivative	Mar. 31, 2013 Equity derivative
Financial instruments
Net premium payable to counterparty
Amount of expenditures hedged										180,000,000
Number of derivative instruments outstanding					0	0	0	0			0	0
Notional amount													10,500,000
Average price (in dollars per gallon)													2.99
Percentage of Meadowbank's expected exposure													55.00%
(Gain) loss on derivative financial instruments
Premiums realized on written foreign exchange call options											832,000	684,000
Realized loss on derivative financial instruments			(185,000)
Mark-to-market gain (loss)			3,129,000	1,465,000										(448,000)	833,000
Gain on derivative financial instruments	$ 3,328,000	$ 2,982,000